UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6548

        Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            03/31

Date of reporting period:         12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio (NXP)
	December 31, 2006
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Alaska – 1.1%
$ 2,475	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%,	12/13 at 100.00	AAA	$2,677,480
	12/01/23 – MBIA Insured

	Arkansas – 0.4%
5,915	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer	No Opt. Call	Aaa	941,313
	Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured

	California – 4.7%
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	1,636,000
	2004A, 0.000%, 10/01/25 – AMBAC Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5/12 at 101.00	A1	3,717,350
	6.000%, 5/01/14
200	Contra Costa County, California, Certificates of Participation Refunding, Merrithew Memorial	11/07 at 102.00	AAA	206,602
	Hospital Replacement, Series 1997, 5.375%, 11/01/17 – MBIA Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	3,437,490
	Bonds, Series 2003A-1, 6.750%, 6/01/39
1,130	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds,	7/11 at 100.00	AAA	1,173,957
	Series 2001A, 5.125%, 7/01/41 – FGIC Insured
365	Los Angeles, California, Parking System Revenue Bonds, Series 1999A, 5.250%, 5/01/29 –	5/09 at 101.00	AAA	379,976
	AMBAC Insured
750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	791,573
	Bonds, Series 2005A-1, 5.500%, 6/01/45

10,770	Total California			11,342,948

	Colorado – 12.3%
1,700	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (3)	1,842,749
	2002A, 5.500%, 3/01/22 (ETM)
1,300	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (3)	1,408,849
	2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)
610	Colorado Water Resources and Power Development Authority, Small Water Resources Revenue Bonds,	11/10 at 100.00	Aaa	656,665
	Series 2000A, 5.800%, 11/01/20 (Pre-refunded 11/01/10) – FGIC Insured
390	Colorado Water Resources and Power Development Authority, Small Water Resources Revenue Bonds,	11/10 at 100.00	AAA	418,244
	Series 2000A, 5.800%, 11/01/20 – FGIC Insured
10,750	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	12,020,217
	(Alternative Minimum Tax)
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	AAA	5,348,550
	5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	AAA	3,235,200
	Hotel, Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – XLCA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	1,369,600
	(Pre-refunded 9/01/10) – MBIA Insured
3,160	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	3,428,505
	5.500%, 6/15/20 – AMBAC Insured

30,910	Total Colorado			29,728,579

	District of Columbia – 0.5%
1,000	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series	2/07 at 102.00	AAA	1,021,640
	1996A, 5.750%, 8/15/16 – MBIA Insured (ETM)
265	District of Columbia, Revenue Bonds, Catholic University of America, Series 1999, 5.625%,	10/09 at 101.00	AAA	279,768
	10/01/29 – AMBAC Insured

1,265	Total District of Columbia			1,301,408

	Florida – 4.3%
10,000	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series	10/11 at 100.00	Aa2	10,479,300
	2002-17, 5.000%, 10/01/17

	Hawaii – 0.6%
1,330	Hawaii, Certificates of Participation, Kapolei State Office Building, Series 1998A, 5.000%,	11/08 at 101.00	AAA	1,370,073
	5/01/17 – AMBAC Insured

	Illinois – 14.2%
1,965	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	No Opt. Call	AAA	1,118,006
	Revenue Bonds, Series 1999A, 0.000%, 4/01/20 – MBIA Insured
	Chicago Heights, Illinois, General Obligation Corporate Purpose Bonds, Series 1993:
3,820	5.650%, 12/01/15 – FGIC Insured	12/08 at 100.00	AAA	3,954,006
2,600	5.650%, 12/01/17 – FGIC Insured	12/08 at 100.00	AAA	2,691,052
195	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	211,084
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
805	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	881,523
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
1,000	Illinois Educational Facilities Authority, Revenue Bonds, Midwestern University, Series 1998B,	5/08 at 101.00	A	1,024,250
	5.500%, 5/15/18 – ACA Insured
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	672,906
	Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22
	(Pre-refunded 5/01/12)
4,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+	4,377,160
	5.500%, 8/15/43
1,320	Illinois Health Facilities Authority, Revenue Bonds, Decatur Memorial Hospital, Series 2001,	10/11 at 100.00	A	1,396,784
	5.600%, 10/01/16
2,700	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	2,943,594
	6.000%, 7/01/17
2,275	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	A2	2,527,298
	Series 2002, 6.250%, 1/01/17
1,075	Illinois Health Facilities Authority, Revenue Refunding Bonds, Evangelical Hospitals	No Opt. Call	N/R (3)	1,099,553
	Corporation, Series 1992B, 6.500%, 4/15/09 (ETM)
3,125	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	2,039,719
	Project, Series 1992A, 0.000%, 6/15/17 – FGIC Insured
810	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	291,090
	Project, Series 2002A, 0.000%, 6/15/30 – MBIA Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	5,293,400
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – MBIA Insured
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AAA	1,403,402
	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003:
1,000	5.000%, 12/15/19 – RAAI Insured	12/11 at 100.00	AA	1,034,800
1,000	5.000%, 12/15/20 – RAAI Insured	12/11 at 100.00	AA	1,033,440

34,590	Total Illinois			33,993,067

	Indiana – 8.2%
5,000	Duneland School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series 1999,	2/09 at 101.00	AAA	5,178,400
	5.125%, 2/01/18 – MBIA Insured
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	AAA	1,060,210
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 – FGIC Insured
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,309,840
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
9,855	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	10,566,432
	5.125%, 7/01/21 (Pre-refunded 7/01/12) – MBIA Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AAA	797,693
	Series 2005, 5.000%, 7/15/22 – MBIA Insured

18,605	Total Indiana			19,912,575

	Kansas – 0.5%
500	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006,	7/16 at 100.00	A3	510,685
	4.875%, 7/01/36
750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	806,325
	5.300%, 6/01/31 – MBIA Insured

1,250	Total Kansas			1,317,010

	Kentucky – 0.5%
1,100	Jefferson County, Kentucky, Health System Revenue Bonds, Alliant Health System Inc., Series	10/08 at 101.00	AAA	1,135,420
	1998, 5.125%, 10/01/18 – MBIA Insured (ETM)

	Louisiana – 0.4%
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,072,100
	Series 2001B, 5.875%, 5/15/39

	Massachusetts – 0.8%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA	548,180
	System Inc., Series 2001C, 6.000%, 7/01/17
1,055	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/07 at 102.00	AAA	1,075,541
	1997A, 5.000%, 1/01/37 – MBIA Insured
410	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/09 at 101.00	AAA	420,685
	Series 1999A, 5.000%, 1/01/39 – AMBAC Insured

1,965	Total Massachusetts			2,044,406

	Michigan – 1.7%
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	1,011,790
	Obligated Group, Series 1998A, 5.125%, 8/15/18
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	Aa2	3,087,079
	Credit Group, Series 2002C, 5.375%, 12/01/30

3,900	Total Michigan			4,098,869

	Minnesota – 0.1%
310	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	7/08 at 101.00	AA+	311,643
	5.200%, 1/01/17

	Mississippi – 1.5%
3,600	Calhoun County, Mississippi, Solid Waste Disposal Revenue Bonds, Weyerhauser Company Project,	4/07 at 103.00	BBB	3,730,140
	Series 1992, 6.875%, 4/01/16 (Alternative Minimum Tax)

	Missouri – 0.7%
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AAA	1,793,550
	2004B-1, 0.000%, 4/15/30 – AMBAC Insured

	Nevada – 6.8%
2,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	2,644,900
	5.000%, 7/01/23 – AMBAC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
2,360	0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	AAA	1,286,389
3,500	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	AAA	1,821,540
6,025	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	6,255,697
1,515	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 – FGIC Insured	6/12 at 100.00	AAA	1,637,776
2,555	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 (Pre-refunded	6/12 at 100.00	AAA	2,786,202
	6/01/12) – FGIC Insured

18,455	Total Nevada			16,432,504

	New Hampshire – 0.2%
470	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/11 at 100.00	Aa2	476,383
	2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)

	New Jersey – 2.3%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba1	2,615,975
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
1,780	5.750%, 6/01/32	6/12 at 100.00	BBB	1,891,197
1,000	6.000%, 6/01/37	6/12 at 100.00	BBB	1,086,940

5,280	Total New Jersey			5,594,112

	New Mexico – 1.7%
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%,	7/14 at 100.00	AAA	4,065,960
	7/01/25 – FSA Insured

	New York – 1.3%
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	1,052,660
	Health, Series 2004, 5.050%, 2/15/25
1,215	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	BBB	1,309,539
	Group, Series 2000A, 6.500%, 7/01/17
385	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	BBB (3)	422,522
	Group, Series 2000A, 6.500%, 7/01/17 (Pre-refunded 7/01/10)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
145	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA	149,628
305	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA	314,736

3,050	Total New York			3,249,085

	North Carolina – 1.4%
500	Appalachian State University, North Carolina, Utilities System Revenue Refunding Bonds, Series	5/08 at 102.00	AAA	516,270
	1998, 5.000%, 5/15/24 – MBIA Insured
2,195	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/21 at 100.00	BBB	2,226,257
	1993B, 5.500%, 1/01/21
500	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aaa	532,865
	11/01/17 – FGIC Insured

3,195	Total North Carolina			3,275,392

	Ohio – 0.5%
300	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17	12/10 at 101.00	AAA	322,761
	(Pre-refunded 12/01/10) – AMBAC Insured
805	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/07 at 102.00	Aaa	827,830
	Remarketed Revenue Bonds, Series 1997A-1, 6.050%, 9/01/17 (Alternative Minimum Tax)

1,105	Total Ohio			1,150,591

	Oklahoma – 2.2%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	1,053,500
	5.375%, 9/01/36
4,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA	4,176,360
	5.000%, 2/15/24

5,000	Total Oklahoma			5,229,860

	Pennsylvania – 0.8%
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	BBB+	525,815
	Series 2003, 5.250%, 7/15/24
700	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	776,181
	AMBAC Insured
520	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/20 (Pre-refunded	9/11 at 101.00	AAA	554,840
	9/15/11) – FSA Insured

1,720	Total Pennsylvania			1,856,836

	South Carolina – 7.6%
1,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	1,071,850
	GROWTH, Series 2004, 5.250%, 12/01/20
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (3)	11,235,900
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A	1,653,525
	Improvement Bonds, Series 2003, 6.000%, 11/01/18
2,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	2,669,625
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
1,720	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	1,836,461
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

16,720	Total South Carolina			18,467,361

	Texas – 9.3%
5,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	A–	5,451,650
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put
	5/15/17) (Alternative Minimum Tax)
1,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	1,035,430
	12/01/31 – AMBAC Insured
6,150	Dallas Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	AAA	6,554,301
	Series 2002, 5.250%, 2/15/20
360	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel	1/09 at 100.00	AAA	371,527
	Revenue Bonds, Series 2001, 5.500%, 1/15/20 – FSA Insured
2,300	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	2,395,565
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
1,620	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 61.17	AAA	329,006
	2001A, 0.000%, 11/15/38 – MBIA Insured
3,500	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	AAA	3,628,625
	Series 2002A, 5.000%, 2/15/31
	San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992:
95	6.000%, 5/15/16 (Pre-refunded 5/15/07) – MBIA Insured	5/07 at 100.00	AAA	95,847
465	6.000%, 5/15/16 (Pre-refunded 5/15/12) – MBIA Insured	5/12 at 100.00	AAA	517,778
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aa1	1,809,080
	8/01/42 (Alternative Minimum Tax)

22,240	Total Texas			22,188,809

	Utah – 0.3%
775	Utah State Building Ownership Authority, Lease Revenue Bonds, State Facilities Master Lease	11/11 at 100.00	AA+	822,089
	Program, Series 2001B, 5.250%, 5/15/24

	Washington – 9.7%
250	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	271,128
	Nuclear Project 2, Series 2002C, 5.500%, 7/01/17 – MBIA Insured
5,700	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	6,162,555
	Series 1989, 6.750%, 1/01/12 (ETM)
3,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Catholic Health Initiatives,	12/07 at 101.00	AAA	3,070,680
	Series 1997A, 5.125%, 12/01/17 (Pre-refunded 12/01/07) – MBIA Insured
9,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AAA	10,224,435
	System, Series 2001A, 5.125%, 10/01/17 – MBIA Insured
2,415	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	2,662,030
	Series 2002, 6.500%, 6/01/26
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AAA	847,354
	12/01/27 – MBIA Insured

23,230	Total Washington			23,238,182

	West Virginia – 0.7%
1,635	Marshall County, West Virginia, Special Obligation Refunding Bonds, Series 1992, 6.500%,	No Opt. Call	AAA	1,729,274
	5/15/10 (ETM)

	Wisconsin – 1.6%
230	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	248,485
	Bonds, Series 2002, 6.125%, 6/01/27
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	1,067,090
	Services Inc., Series 2003A, 5.500%, 8/15/17
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA–	2,629,050

3,730	Total Wisconsin			3,944,625

$ 244,590	Total Investments (cost $223,963,681) – 98.9%			238,970,944

	Other Assets Less Liabilities – 1.1%			2,572,202

	Net Assets – 100%			$241,543,146

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2006, the cost of investments was $223,555,743.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

Gross unrealized:
Appreciation	$15,442,630
Depreciation	(27,429)

Net unrealized appreciation (depreciation) of investments	$15,415,201

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 1, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 1, 2007

* Print the name and title of each signing officer under his or her signature.